CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net profit (loss)	$ (27,565)	$ (34,922)	$ (59,035)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) on foreign currency	2,124	388	(850)
Provision for (benefit from) account receivable allowances	995	626	198
Depreciation and amortization	2,462	3,349	3,568
Amortization of capitalized internal-use software costs	1,085	1,532	1,532
Amortization of deferred contract costs	12,041	10,784	9,567
Impairment of deferred contract costs	0	1,205	0
Share-based compensation expense	51,626	57,831	62,410
Non-cash right-of-use asset changes	4,107	4,432	4,605
Changes in accrued interest	(50)	1,356	2,593
Ordinary share warrants issued to a customer	0	3,685	1,536
Other	307	398	161
Changes in operating assets and liabilities:
Accounts receivable	(1,361)	(1,849)	(9,685)
Deferred contract acquisition costs	(8,504)	(10,535)	(8,893)
Prepaid expenses and other assets	(2,448)	(2,696)	(1,618)
Accounts payable	(376)	(203)	373
Accrued compensation and benefits	121	2,541	(199)
Guarantee obligations	(783)	342	358
Provision for chargebacks, net	1,024	(2,658)	112
Increase (Decrease) in Operating Lease Liability	(4,669)	(3,648)	(4,580)
Accrued expenses and other liabilities	3,743	7,738	5,126
Net cash provided by (used in) operating activities	33,879	39,696	7,279
Cash flows from investing activities:
Purchases of short-term deposits	0	0	(55,000)
Maturities of short-term deposits	0	0	337,000
Purchases of investments	(248,011)	0	(29,086)
Maturities of investments	115,917	28,300	0
Purchases of property and equipment	(810)	(637)	(1,355)
Proceeds from sale of fixed assets	50	91	0
Net cash provided by (used in) investing activities	(132,854)	27,754	251,559
Cash flows from financing activities:
Proceeds from exercise of share options	5,068	4,244	3,841
Taxes paid related to net share settlement of equity awards	(9,497)	0	0
Purchases of treasury shares	(106,228)	(141,068)	(13,155)
Net cash provided by (used in) financing activities	(110,657)	(136,824)	(9,314)
Effects of exchange rates on cash, cash equivalents, and restricted cash	721	(401)	297
Net increase (decrease) in cash, cash equivalents, and restricted cash	(208,911)	(69,775)	249,821
Cash, cash equivalents, and restricted cash—beginning of period	371,063	440,838	191,017
Cash, cash equivalents, and restricted cash—end of period	162,152	371,063	440,838
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of refunds received	210	54	17
Payments for Rent	5,826	4,904	6,080
Adjustment to ROU assets upon modification of existing lease	0	0	(811)
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable and accrued expenses	86	65	97
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	162,152	371,063	440,838
Restricted cash	0	0	0
Total cash, cash equivalents, and restricted cash	$ 162,152	$ 371,063	$ 440,838